Subordinated liabilities	6 Months Ended
Jun. 30, 2020
7. Subordinated liabilities
Subordinated liabilities
7. Subordinated liabilities
	Half year ended	Year ended
	30.06.20	31.12.19
	£m	£m
Opening balance as at 1 January	33,425	35,327
Issuances	3,162	6,785
Redemptions	(2,814)	(7,804)
Other	3,192	(883)
Closing balance	36,965	33,425

Issuances of £3,162m comprises £3,082m intra-group loans from Barclays PLC as well as £80m USD Floating Rate Notes issued externally by a Barclays Bank PLC subsidiary.

Redemptions of £2,814m comprises £2,518m intra-group loans from Barclays PLC as well as £266m USD Floating Rate Notes and £30m USD Fixed Rate Notes issued externally by Barclays Bank PLC subsidiaries.

Other movements predominantly include foreign exchange and fair value hedge adjustments.